Significant Accounting Policies - Schedule of the Assets, Liabilities, Results of Operations and Changes in Cash and Cash Equivalents and Restricted Cash of the VIEs and their Subsidiaries (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Variable Interest Entity [Line Items]
Total assets	¥ 22,770,703		¥ 21,026,194		$ 3,301,440
Total liabilities	14,121,952		12,958,385		$ 2,047,489
Operating revenue:
Operating revenue	9,865,811	$ 1,430,408	11,380,525	¥ 11,645,255
Operating cost:
Operating cost	(6,831,095)	(990,415)	(5,631,251)	(8,012,187)
Gross profit	3,034,716	439,993	5,749,274	3,633,068
Operating expenses:
Total operating expenses	(2,700,269)	(391,503)	(2,678,851)	(2,199,951)
Others	61,321	8,891	113,480	146,029
Income before income tax expense	1,028,569	149,129	2,769,534	685,609
Income tax (expenses)/benefits	(202,640)	(29,380)	(435,418)	(90,629)
Net income/(loss)	825,929	119,749	2,334,116	594,980
Less: net income attributable to non-controlling interests	6,177	896	193
Net income/(loss) attributable to ordinary shareholders of the Company	819,752	118,853	2,333,923	594,980
Net cash used in operating activities	98,844	14,329	2,667,419	(211,019)
Net cash provided by/(used in) investing activities	(2,409,037)	(349,276)	414,615	(2,136,429)
Net cash provided by financing activities	1,111,669	161,177	(1,779,534)	1,233,011
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,188,631)	(172,336)	1,278,908	(1,142,407)
Cash, cash equivalents and restricted cash at beginning of the year	4,118,814	597,172	2,839,906	3,985,626
Cash, cash equivalents and restricted cash at end of the year	2,930,183	$ 424,836	4,118,814	2,839,906
Cumulative effect due to the adoption of ASC 326 (Note 2(e))
Operating expenses:
Cash, cash equivalents and restricted cash at beginning of the year			(3,313)
Cash, cash equivalents and restricted cash at end of the year				(3,313)
VIEs
Variable Interest Entity [Line Items]
Total assets	19,835,968		18,695,950
Total liabilities	17,544,534		16,928,909
Operating revenue:
Operating revenue	9,298,063		11,103,407	11,580,441
Operating cost:
Operating cost	(6,484,693)		(5,522,630)	(7,980,912)
Gross profit	2,813,370		5,580,777	3,599,529
Operating expenses:
Total operating expenses	(3,394,713)		(4,736,778)	(3,748,151)
Others	617,568		(369,200)	(798,733)
Income before income tax expense	(36,225)		474,799	(947,355)
Income tax (expenses)/benefits	(13,950)		(142,201)	131,242
Net income/(loss)	(22,275)		332,598	(816,113)
Less: net income attributable to non-controlling interests			193
Net income/(loss) attributable to ordinary shareholders of the Company	(16,098)		332,405	(816,113)
Net cash used in operating activities	537,019		(298,268)	(1,750,611)
Net cash provided by/(used in) investing activities	(2,062,379)		622,696	(2,190,303)
Transfer Of Shemxhen Lexin Financing Guarantee Co, Ltd from VIE To Subsidiary	586,000
Net cash provided by financing activities	(37,777)		656,269	3,720,373
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,563,137)		980,697	(220,541)
Cash, cash equivalents and restricted cash at beginning of the year	3,555,635		2,574,938	2,797,805
Cash, cash equivalents and restricted cash at end of the year	1,992,498		3,555,635	2,574,938
VIEs | Cumulative effect due to the adoption of ASC 326 (Note 2(e))
Operating expenses:
Cash, cash equivalents and restricted cash at beginning of the year			(2,326)
Cash, cash equivalents and restricted cash at end of the year				(2,326)
VIEs | Third-party
Operating revenue:
Operating revenue	9,297,734		11,091,978	11,579,992
Operating cost:
Operating cost	(6,484,657)		(5,520,994)	(7,959,095)
Operating expenses:
Total operating expenses	(1,764,902)		(1,689,151)	(1,360,975)
VIEs | Inter-group
Operating revenue:
Operating revenue	329		11,429	449
Operating cost:
Operating cost	(36)		(1,636)	(21,817)
Operating expenses:
Total operating expenses	(1,629,811)		(3,047,627)	(2,387,176)
Net cash used in operating activities	(1,526,808)		(4,137,522)	(2,421,318)
Net cash provided by/(used in) investing activities	(61,831)		150,468	199,440
Transfer Of Shemxhen Lexin Financing Guarantee Co, Ltd from VIE To Subsidiary	585,659
Net cash provided by financing activities	(1,507,456)		2,431,307	2,516,763
VIEs | External Parties
Operating expenses:
Net cash used in operating activities	2,063,827		3,839,254	670,707
Net cash provided by/(used in) investing activities	(2,586,207)		472,228	(2,389,743)
Net cash provided by financing activities	¥ 1,469,679		¥ (1,775,038)	¥ 1,203,610